DESCRIPTION OF THE PLAN - Narrative (Details) - EBP 011 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) withdrawal loan yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite age for participation | yr	18
Transfers of plan assets in due to merger	$ 81,471
Vesting percentage	100.00%
Minimum annual compensation to total compensation, percentage	1.00%
Maximum annual compensation to total compensation, percentage	75.00%
Participant contribution, minimum increment, percent	1.00%
Participant contribution, automatic, deferral rate	2.00%
Participant contribution, automatic, enrollment period following date of hire	45 days
Participant contribution, automatic, annual increase deferral rate	1.00%
Vesting period	3 years
Forfeited nonvested account	$ 1,743	$ 73
Forfeited nonvested account, decrease from employer contribution	$ 5,362
Investment contribution, minimum increment, percent	1.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1
Note receivable from participant, account, maximum borrowing, amount	$ 50
Note receivable from participant, account, time period for loans used to reduce maximum borrowing amount	12 months
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, maximum number of loans outstanding | loan	1
Participant loan, basis spread on variable rate	1.00%
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, account, primary residence, maximum borrowing term	15 years
Note receivable from participant, loans transferred in from plan merger, borrowing term (greater than)	15 years
Involuntary cash-out limit, maximum age | yr	73
Maximum number of after-tax contribution withdrawals per quarter | withdrawal	1
Maximum number of company matching contribution withdrawals per quarter | withdrawal	1
Minimum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	9.50%